Earnings per Share (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A ordinary share for the three months ended March 31, 2021 (in thousands, except per share amounts).

Three Months Ended March 31, 2021
Numerator:
Consolidated Net Income	$158,979
Less: Net income attributable to Continuing Investor Partnerships	38,545
Less: Net income attributable to non-controlling interest—Legacy Investors Partners and RPSFT	51,315

Net income attributable to Royalty Pharma plc—basic	69,119
Add: Reallocation of net income attributable to non-controlling interest from the assumed conversion of Class B ordinary shares	38,545

Net income attributable to Royalty Pharma plc—diluted	$107,664

Denominator
Weighted average Class A ordinary shares outstanding—basic	389,760
Add: Dilutive effects as shown separately below
Class B ordinary shares exchangeable for Class A ordinary shares	217,350
Unvested RSUs	38

Weighted average Class A ordinary shares outstanding—diluted	607,148
Earnings per Class A ordinary share—basic	$0.18

Earnings per Class A ordinary share—diluted	$0.18

The following table sets forth reconciliations used to compute basic and diluted earnings per Class A ordinary share (in thousands, except per share amounts).

Year Ended December 31, 2020
Basic earnings per share:
Numerator
Consolidated net income	$1,701,954
Less: net income attributable to Continuing Investors Partnerships prior to the IPO (1)	479,842
Less: net income attributable to Continuing Investors Partnerships subsequent to the IPO	316,993
Less: net income attributable to non-controlling interest-Legacy Investors Partnerships and RPSFT	409,921

Net income attributable to Royalty Pharma plc	$495,198
Denominator
Weighted average Class A ordinary shares outstanding-basic	375,444

Earnings per Class A ordinary share-basic	$1.32

Diluted earnings per share:
Numerator
Net income attributable to Royalty Pharma plc	$495,198
Denominator
Weighted average Class A ordinary shares outstanding-basic	375,444
Dilutive effect of unvested RSUs	11

Weighted average Class A ordinary shares outstanding-diluted	375,455

Earnings per Class A ordinary share-diluted	$1.32

(1)	Reflected as Net income attributable to controlling interest on the consolidated statements of comprehensive income.